Securities - Summary of Unrealized Gains and Losses on Available-for-sale Securities (Parenthetical) (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017
Disclosure of financial assets [line items]
Allowance for credit losses on debt securities at FVOCI	$ 11
Held-to-maturity [member]
Disclosure of financial assets [line items]
Amortized cost	46,109	$ 14,845
Commercial mortgage-backed securities [member] | Securities measured at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Amortized cost	1,442
Gross unrealized gains	0
Gross unrealized losses	6
Fair value	$ 1,436
Commercial mortgage-backed securities [member] | Available-for-sale [member]
Disclosure of financial assets [line items]
Amortized cost		727
Gross unrealized gains		1
Gross unrealized losses		1
Fair value		$ 727